Borrowings (Details Narrative)	3 Months Ended	4 Months Ended		5 Months Ended			6 Months Ended				7 Months Ended		8 Months Ended		9 Months Ended	10 Months Ended			11 Months Ended	12 Months Ended
	Apr. 11, 2019 USD ($)	May 08, 2019 USD ($)	Apr. 15, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 01, 2018 USD ($)	May 18, 2018 USD ($)	Jun. 28, 2019 USD ($)	Jul. 02, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jul. 24, 2019 USD ($)	Jul. 18, 2017 USD ($)	Aug. 31, 2019 USD ($)	Aug. 30, 2018 USD ($)	Oct. 10, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 18, 2019	Nov. 03, 2017 USD ($)	Dec. 13, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 16, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jul. 02, 2019 USD ($)	Jun. 07, 2019 USD ($)	Apr. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term Debt																				$ 486,857,000		$ 489,028,000
Outstanding balance																				427,287,000		404,280,000
Balloon payment on the last repayment date																				131,547,000
Finance Lease, Liability																				63,882,000		$ 90,086,000
Panamax vessels [Member]
Debt Instrument [Line Items]
Vessel capacity in DWT																	81,000
Drybulk vessels [Member]
Debt Instrument [Line Items]
Amount drawn down																					$ 37,000,000
Navios Fantastiks and Navios Beaufiks [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																				20,790,000						$ 25,000,000
Purchase Obligation																				6,300,000
Navios Sol [Member]
Debt Instrument [Line Items]
Amount drawn down	$ 20,000,000
Finance Lease, Liability																				18,056,000					$ 20,000,000
Purchase Obligation																				$ 6,300,000
Vessel year built																				2009
Vessel type																				Capesize
Vessel capacity in DWT																				180,274
Navios Sagittarius [Member]
Debt Instrument [Line Items]
Amount drawn down							$ 7,500,000
Finance Lease, Liability																				$ 4,716,000				$ 7,500,000
Purchase Obligation																				$ 2,000,000
Vessel year built																				2006
Vessel type																				Panamax
Vessel capacity in DWT																				75,756
Navios Ace [Member]
Debt Instrument [Line Items]
Amount drawn down											$ 22,000,000
Finance Lease, Liability																				$ 20,320,000			$ 22,000,000
Purchase Obligation																				$ 6,300,000
Vessel year built																				2011
Vessel type																				Capesize
Vessel capacity in DWT																				179,016
69 consecutive monthly payments [Member] | Navios Fantastiks and Navios Beaufiks [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																				$ 161,000
60 consecutive monthly payments [Member] | Navios Fantastiks and Navios Beaufiks [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																				155,000
120 consecutive monthly payments [Member] | Navios Sol [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																				190,000
36 consecutive monthly payments | Navios Sagittarius [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																				178,000
132 consecutive monthly payments | Navios Ace [Member] | Financial Liabilities [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																				198,000
Term Loan B Facility [Member]
Debt Instrument [Line Items]
Debt face amount																				250,000,000
Number of vessels released as collateral				5									5													4
Cash collateral for borrowed securities																										$ 2,000,000
Repayment of debt				$ 73,478,000									$ 85,500,000		$ 253,800,000
Write-off of deferred financing fees															1,973,000
Write off, of deferred debt unamortized discount															4,101,000
Term Loan B Credit Facility Addition [Member]
Debt Instrument [Line Items]
Debt face amount																				189,500,000
New Term Loan B Credit Facility [Member]
Debt Instrument [Line Items]
Debt face amount																				$ 405,000,000
Debt Instrument, Issuance Date																				Mar. 14, 2017
Interest rate description																				LIBOR plus
Interest rate percentage																				5.00%
Debt Instrument, Maturity Date																				Sep. 14, 2020
Repayment frequency																				quarterly
Line of credit periodic payment percentage																				1.25%
Long-term Debt, Description																				The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.
New Term Loan B Facility Addition [Member]
Debt Instrument [Line Items]
Debt face amount																				$ 53,000,000
Debt Instrument, Issuance Date																				Aug. 10, 2017
BNP Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 300 bps
Interest rate percentage																				3.00%
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Jun. 26, 2017
Credit facility, maximum borrowing capacity																				$ 32,000,000
Number of loan tranches																				2
Outstanding balance																				$ 8,515,000
Repayment installments																				3
Repayment amount																				$ 569,000
Balloon payment on the last repayment date																				$ 6,808,000
BNP Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Repayment of debt																			$ 15,070,000
Write-off of deferred financing fees																			117,000
Amount drawn down										$ 17,000,000
BNP Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down												$ 15,000,000
DVB $39m Credit Facility [Member]
Debt Instrument [Line Items]
Repayment of debt			$ 12,250,000					$ 20,200,000
Write-off of deferred financing fees			94,000					$ 209,000
Credit Facility, Initiation Date																				Jun. 28, 2017
Credit facility, maximum borrowing capacity																				$ 39,000,000
Number of loan tranches																				4
DVB $39m Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down									$ 7,000,000
DVB $39m Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down																		$ 32,000,000
DVB $39m Credit Facility [Member] | Additional Amount [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity																				$ 7,000,000
DVB $44m credit facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 290 bps
Interest rate percentage																				2.90%
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Jul. 31, 2018
Credit facility, maximum borrowing capacity																				$ 44,000,000
Number of loan tranches																				2
Outstanding balance																				$ 36,823,000
Repayment installments																				11
Repayment amount																				$ 798,000
Balloon payment on the last repayment date																				$ 28,050,000
DVB $44m credit facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down														$ 17,500,000
DVB $44m credit facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down														$ 26,500,000
DVB $66m credit facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 260 bps
Interest rate percentage																				2.60%
Credit Facility, Initiation Date																				Feb. 12, 2019
Credit facility, maximum borrowing capacity																				$ 66,000,000
Number of loan tranches																				4
Outstanding balance																				$ 49,797,000
Balloon payment on the last repayment date																				$ 23,001,000
Number of vessels refinanced																				3
DVB $66m credit facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down			15,675,000
DVB $66m credit facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down			$ 15,675,000
DVB $66m credit facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Amount drawn down															14,820,000
DVB $66m credit facility [Member] | Tranche D [Member]
Debt Instrument [Line Items]
Amount drawn down															14,820,000
DVB $66m credit facility [Member] | First Two Installments [Member]
Debt Instrument [Line Items]
Repayment frequency																				quarterly
Repayment installments																				2
Repayment amount																				$ 2,243,000
DVB $66m credit facility [Member] | Next Twelve Installments [Member]
Debt Instrument [Line Items]
Repayment frequency																				quarterly
Repayment installments																				12
Repayment amount																				$ 1,859,000
Nordea Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 300 bps
Interest rate percentage																				3.00%
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Mar. 26, 2018
Credit facility, maximum borrowing capacity																				$ 14,300,000
Number of loan tranches																				2
Outstanding balance																				$ 4,170,000
Repayment installments																				10
Repayment amount																				$ 298,000
Balloon payment on the last repayment date																				$ 1,190,000
Nordea Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down						$ 7,150,000
Nordea Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Repayment of debt																			6,554,000
Write-off of deferred financing fees																			$ 95,000
Amount drawn down					$ 7,150,000
NIBC Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 275 bps
Interest rate percentage																				2.75%
Repayment frequency																				quarterly
Number of vessels released as collateral																				1
Cash collateral for borrowed securities																				$ 5,273,000
Credit Facility, Initiation Date																				Dec. 28, 2018
Credit facility, maximum borrowing capacity																				$ 28,500,000
Number of loan tranches																				3
Outstanding balance																				$ 21,878,000
Repayment installments																				12
Repayment amount																				$ 751,000
Balloon payment on the last repayment date																				$ 12,862,000
Number of vessels refinanced																				3
NIBC Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down		$ 11,915,000
NIBC Credit Facility [Member] | Two Remaining Tranches [Member]
Debt Instrument [Line Items]
Amount drawn down															13,475,000
DNB Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 275 bps
Interest rate percentage																				2.75%
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Apr. 05, 2019
Credit facility, maximum borrowing capacity																				$ 40,000,000
Number of loan tranches																				2
Amount drawn down															34,350,000
Outstanding balance																				$ 30,530,000
Repayment installments																				14
Repayment amount																				$ 955,000
Balloon payment on the last repayment date																				$ 17,160,000
Number of vessels refinanced																				2
CACIB Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 275 bps
Interest rate percentage																				2.75%
Repayment frequency																				six-month
Credit Facility, Initiation Date																				Jul. 04, 2019
Credit facility, maximum borrowing capacity																				$ 52,800,000
Number of loan tranches																				4
Outstanding balance																				$ 43,350,000
Repayment installments																				9
Repayment amount																				$ 3,150,000
Balloon payment on the last repayment date																				$ 15,000,000
CACIB Credit Facility [Member] | Capesize Vessels [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				3
CACIB Credit Facility [Member] | Panamax vessels [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				1
CACIB Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down													36,516,000
CACIB Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down													36,516,000
CACIB Credit Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Amount drawn down													$ 36,516,000
CACIB Credit Facility [Member] | Tranche D [Member]
Debt Instrument [Line Items]
Amount drawn down																$ 16,284,000
CACIB $33M Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 325 bps
Interest rate percentage																				3.25%
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Sep. 28, 2020
Credit facility, maximum borrowing capacity																				$ 33,000,000
Outstanding balance																				$ 32,150,000
Repayment installments																				19
Repayment amount																				$ 850,000
Balloon payment on the last repayment date																				$ 16,000,000
CACIB $33M Credit Facility [Member] | Drybulk vessels [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				2
HCOB Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 320 bps
Interest rate percentage																				3.20%
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Sep. 26, 2019
Credit facility, maximum borrowing capacity																				$ 140,000,000
Amount drawn down															$ 140,000,000
Outstanding balance																				$ 118,500,000
Repayment installments																				4
Repayment amount																				$ 5,375,000
Balloon payment on the last repayment date																				$ 97,000,000
HCOB Credit Facility [Member] | Drybulk vessels [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				8
HCOB Credit Facility [Member] | Containerships [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				5
ABN Credit Facility [Member]
Debt Instrument [Line Items]
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Dec. 12, 2019
Credit facility, maximum borrowing capacity																				$ 23,500,000
Outstanding balance																				$ 3,369,000
Repayment installments																				2
Repayment amount																				$ 173,000
Balloon payment on the last repayment date																				$ 3,024,000
ABN Credit Facility [Member] | Containerships [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				5
ABN Credit Facility [Member] | Up to February 28, 2021 [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR
Interest rate percentage																				4.00%
ABN Credit Facility [Member] | Up to maturity date
Debt Instrument [Line Items]
Interest rate description																				LIBOR
Interest rate percentage																				6.00%
ABN 32.2M Credit Facility [Member]
Debt Instrument [Line Items]
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Jun. 26, 2020
Credit facility, maximum borrowing capacity																				$ 32,200,000
Outstanding balance																				$ 27,095,000
Repayment installments																				2
Repayment amount																				$ 1,190,000
Balloon payment on the last repayment date																				$ 24,715,000
ABN 32.2M Credit Facility [Member] | Drybulk vessels [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				5
ABN 32.2M Credit Facility [Member] | Up to maturity date
Debt Instrument [Line Items]
Interest rate description																				LIBOR
Interest rate percentage																				4.25%
ABN 32.2M Credit Facility [Member] | Up to December 31, 2020 [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR
Interest rate percentage																				4.00%
Dory Credit Facility [Member]
Debt Instrument [Line Items]
Repayment frequency																				quarterly
Credit Facility, Initiation Date																				Dec. 16, 2019
Credit facility, maximum borrowing capacity																				$ 37,000,000
Outstanding balance																				$ 35,150,000
Repayment installments																				6
Repayment amount																				$ 925,000
Balloon payment on the last repayment date																				$ 29,600,000
Dory Credit Facility [Member] | Drybulk vessels [Member]
Debt Instrument [Line Items]
Number of vessels refinanced																				4
Dory Credit Facility [Member] | First Twelve Month Period After Utilization Date [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR
Interest rate percentage																				4.75%
Dory Credit Facility [Member] | Following 12 month period after utilisation date
Debt Instrument [Line Items]
Interest rate description																				LIBOR
Dory Credit Facility [Member] | Period commencing 24 months after utilisation date
Debt Instrument [Line Items]
Interest rate description																				LIBOR
Dory Credit Facility [Member] | Following Twelve Month Period After Utilization Date [Member]
Debt Instrument [Line Items]
Interest rate percentage																				6.00%
Dory Credit Facility [Member] | Period Commencing 24 Months After Utilization Date [Member]
Debt Instrument [Line Items]
Interest rate percentage																				7.00%
Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate description																				LIBOR plus 350 bps
Interest rate percentage																				3.50%
Credit Facility, Initiation Date																				Jun. 25, 2020
Credit facility, maximum borrowing capacity																				$ 17,000,000
Outstanding balance																				15,960,000
Balloon payment on the last repayment date																				$ 8,320,000
Hellenic Bank Credit Facility [Member] | First Two Consecutive Installments [Member]
Debt Instrument [Line Items]
Repayment frequency																				quarterly
Repayment installments																				2
Repayment amount																				$ 520,000
Hellenic Bank Credit Facility [Member] | Ten Consecutive Installments [Member]
Debt Instrument [Line Items]
Repayment frequency																				quarterly
Repayment installments																				10
Repayment amount																				$ 660,000
Credit Facilities [Member]
Debt Instrument [Line Items]
Description of violation or event of default																				The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $0.5 million to $0.65 million per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.
Total Liabilities to Total Assets ratio																				0.75
Minimum Net Worth Required for Compliance																				$ 135,000,000
Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Security cover ratio																				120.00%
Minimum free consolidated liquidity																				$ 500,000
Ratio of EBITDA to interest expense																				200.00%
Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Security cover ratio																				140.00%
Minimum free consolidated liquidity																				$ 650,000